Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising costs	$ 6,781,346	$ 3,177,365	$ 155,081
VAT tax rate, percentage	11.00%
Product sales VAT tax rate, percentage	17.00%
Business tax rate, percentage	3.00%
Payments for deposits institutions	$ 957,065	$ 75,469
One Vendor [Member]
Concentration risk, percentage	11.30%
One Supplier [Member]
Concentration risk, percentage	36.20%
Supplier One [Member]
Concentration risk, percentage		21.00%
Supplier Two [Member]
Concentration risk, percentage		14.00%
No Customer [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%
No Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage		10.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration risk, percentage	35.70%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk, percentage	15.70%